Shareholder Report, Holdings (Details) - North Shore Equity Rotation ETF	Mar. 31, 2025
Financial Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Health Care Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Technology Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Viper Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%